HISTORICAL LOSS AND LAE DEVELOPMENT (Details 3) (USD $)						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 28, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Environmental, Asbestos and Mass Tort Claims	Dec. 31, 2011 Environmental, Asbestos and Mass Tort Claims	Dec. 31, 2010 Environmental, Asbestos and Mass Tort Claims
Loss and LAE payments (cumulative)
Gross						$ 102,222,000	$ 91,079,000	$ 86,453,000
Ceded						(57,345,000)	(48,039,000)	(43,015,000)
Net						44,877,000	43,040,000	43,438,000
Unpaid losses and LAE at end of year:
Gross	1,158,483,000	1,150,714,000	72,387,000	1,173,943,000	1,146,460,000	50,353,000	66,429,000	72,243,000
Ceded	(359,884,000)	(353,805,000)	(18,881,000)	(354,163,000)	(336,392,000)	(16,733,000)	(31,633,000)	(36,895,000)
Net	798,599,000	796,909,000	53,506,000	819,780,000	810,068,000	33,620,000	34,796,000	35,348,000
Minimum period for which product lines related to majority of reserves have been in runoff						20 years
Gross claims paid						9,300,000
Net claims paid						$ 300,000